Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	14 years	14 years
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	14 years	17 years